Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Asset Retirement Obligations

The following table reconciles the beginning and ending balances of the asset retirement obligation as of the dates presented:

	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Asset retirement obligation, beginning of period	$2,060	$2,416
Obligation incurred	—	—
Accretion expense	43	59
Asset retirement obligation, end of period	$2,103	$2,475

The following table reconciles the beginning and ending balances of the asset retirement obligation for each period presented:

	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)	Year Ended December 31, 2022 (Predecessor)
Asset retirement obligation, beginning of period	$1,967	$2,416	$—
Obligation incurred	—	—	2,201
Periodic accretion expense	93	102	215
Asset retirement obligation, end of period	$2,060	$2,518	$2,416

Schedule of Unrecognized Purchase Commitments

The following table presents the Company’s material, unrecognized purchase obligations as of the periods described:

Commitment	Consideration Type	Gross Commitment	March 31, 2024 (Successor)	Prior Predecessor/ Successor Periods	Remaining Commitment
Asset purchase commitments	Cash	$26,009	$1,372	$5,191	$19,446
BHES JDA	Cash	70,000	3,438	11,868	54,694
BHES JDA	Share-Based	70,000	3,438	11,868	54,694
	Total	$166,009	$8,248	$28,927	$128,834

The following table presents the Company’s material, unrecognized purchase obligations:

Commitment	Consideration Type	Gross Commitment	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)	Prior Predecessor Periods	Remaining Commitment
Asset purchase commitments	Cash	$26,009	$4,023	$1,168	$—	$20,818
BHES JDA	Cash	70,000	6,536	3,121	2,211	58,132
BHES JDA	Share-Based	70,000	6,536	3,121	2,211	58,132
	Total	$166,009	$17,095	$7,410	$4,422	$137,082

Schedule of Costs Associated

The following table presents the costs associated with the BHES JDA included in the condensed consolidated statements of operations and comprehensive loss:

	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Cash expense	$3,438	$1,554
Membership interests issued	—	1,943
Class A OpCo Units issued	4,298	—
BHES JDA Bonus Share expense	610	2,688
Total research and development attributable to BHES JDA	$8,346	$6,185

The following table presents the costs associated with the BHES JDA during the periods presented:

	Period from
	June 8 – December 31, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	January 1 – December 31, 2022 (Predecessor)
Cash expense	$6,536	$3,121	$2,211
Membership interests issued	—	3,902	2,765
Class A OpCo Units issued	8,172	—	—
BHES Bonus Share expense	6,620	4,690	9,857
Total research and development attributable to BHES JDA	$21,328	$11,713	$14,833